Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	EVOLUS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38381
Entity Tax Identification Number	46-1385614
Entity Address, Address Line One	520 Newport Center Drive, Suite 1200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	284-4555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	EOLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001570562
Amendment Flag	false